Financial Instruments and Risk Management - Summary of Net Liabilities in Relation to its Equity (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial liabilities [line items]
Total liabilities	R$ (27,910)	R$ (29,102)
(-) Cash and cash equivalents	1,030	995
Net assets (liabilities) exposed	(46)	(407)	R$ 1,350	R$ 1,107
Total equity	14,330	12,934	R$ 12,988	R$ 11,285
Capital management [member]
Disclosure of financial liabilities [line items]
Total liabilities	27,910	29,102
(-) Cash and cash equivalents	(1,030)	(995)
(-) Restricted cash	(106)	(367)
Net assets (liabilities) exposed	26,774	27,740
Total equity	R$ 14,330	R$ 12,934
Net liabilities / equity	1.87%	2.14%